Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Securities borrowed or purchased under agreements to resell
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	SFr 113,466	SFr 116,151	SFr 117,095
Securities lent or sold under agreements to repurchase
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	19,582	SFr 20,617	24,623
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Securities borrowed or purchased under agreements to resell
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	113,466		117,095
Securities lent or sold under agreements to repurchase
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 19,691		SFr 24,623